CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Parent [Member]	Common Shares	Treasury Shares	Additional Paid-in Capital	Statutory Reserves [Member]	Retained Earnings / (Accumulated Deficits) [Member]	Accumulated Other Comprehensive Income / (Loss)	Non-controlling Interest (Note 24)	Total
Balance at Dec. 31, 2018	$ 680,370,481	$ 16,399	$ (87,639,088)	$ 532,117,479	$ 166,495,744	$ 99,502,126	$ (30,122,179)	$ 65,274,668	$ 745,645,149
Balance, shares at Dec. 31, 2018		119,805,636
Capital injection from non-controlling interests	8,305,257			8,305,257				24,054,448	32,359,705
Exercise of share options	166,480	$ 11		166,469					166,480
Exercise of share options, shares		108,000
Treasury share repurchases	(26,080,876)		(26,080,876)						(26,080,876)
Treasury share repurchases, shares		(11,715,338)
Shares repurchased under RSU plan	(2,920,216)			(2,920,216)					(2,920,216)
Shares repurchased under RSU plan, shares		(1,438,076)
Foreign currency translation	(20,044,827)						(20,044,827)	(1,035,113)	(21,079,940)
Stock-based compensation expenses	5,621,588			5,621,588					5,621,588
Stock-based compensation expenses, Shares		1,115,246
Net gain	68,344,527					68,344,527		14,684,275	83,028,802
Appropriation to statutory reserves					8,512,715	(8,512,715)
Dividends to shareholders	(23,460,775)					(23,460,775)			(23,460,775)
Dividends to non-controlling interests								(1,010,489)	(1,010,489)
Balance at Dec. 31, 2019	690,301,639	$ 16,410	(113,719,964)	543,290,577	175,008,459	135,873,163	(50,167,006)	101,650,383	791,952,022
Balance, shares at Dec. 31, 2019		107,875,468
Capital injection from non-controlling interests	4,420,800			4,420,800				218,453,981	222,874,781
Acquisition of non-controlling interests								(317,406)	(317,406)
Exercise of share options	134,790	$ 5		134,785					134,790
Exercise of share options, shares		52,647
Treasury share repurchases	(2,483,896)		(2,341,613)	(142,283)					(2,483,896)
Treasury share repurchases, shares		(2,127,050)
Foreign currency translation	67,272,130						67,272,130	27,114,788	94,386,918
Stock-based compensation expenses	4,511,192			4,511,192					4,511,192
Stock-based compensation expenses, Shares		1,130,952
Net gain	(81,040,908)					(81,040,908)		13,557,028	(67,483,880)
Appropriation to statutory reserves					2,687,578	(2,687,578)
Dividends to shareholders	(11,123,395)					(11,123,395)			(11,123,395)
Dividends to non-controlling interests								(27,572)	(27,572)
Balance at Dec. 31, 2020	665,471,960	$ 16,415	(116,061,577)	552,215,071	177,696,037	34,500,890	17,105,124	360,431,202	1,025,903,162
Balance, shares at Dec. 31, 2020		106,932,017
Adjustment to opening balance of equity	(6,520,392)					(6,520,392)			(6,520,392)
Capital injection from non-controlling interests	(11,242,172)			(11,242,172)				16,901,589	5,659,417
Acquisition of non-controlling interests								(225,290,809)	$ (225,290,809)
Treasury share repurchases, shares									0
Foreign currency translation	17,818,155						17,818,155	3,043,480	$ 20,861,635
Stock-based compensation expenses	3,413,610			3,413,610					3,413,610
Stock-based compensation expenses, Shares		825,704
Net gain	(417,307,378)					(417,307,378)		4,045,264	(413,262,114)
Appropriation to statutory reserves					801,853	(801,853)
Dividends to shareholders	(4,055,664)					(4,055,664)			(4,055,664)
Balance at Dec. 31, 2021	$ 254,098,511	$ 16,415	$ (116,061,577)	$ 544,386,509	$ 178,497,890	$ (387,664,005)	$ 34,923,279	$ 159,130,726	$ 413,229,237
Balance, shares at Dec. 31, 2021		107,757,721